Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	12 Months Ended			16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	120 Months Ended
	Jan. 06, 2025	Sep. 12, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000001420
Account Value [Line Items]
Line Graph and Table Measure Name					Crawford Large Cap Dividend Fund - Class C
Accumulated Value			$ 10,000				$ 11,461		$ 12,945		$ 12,319		$ 15,664		$ 16,645		$ 20,095		$ 18,421		$ 19,540		$ 21,553	$ 23,934
C000001421
Account Value [Line Items]
Line Graph and Table Measure Name					Crawford Large Cap Dividend Fund - Class I
Accumulated Value			10,000				11,576		13,206		12,682		16,310		17,504		21,340		19,754		21,180		23,589	26,470
C000193208
Account Value [Line Items]
Line Graph and Table Measure Name					Crawford Multi-Asset Income Fund
Accumulated Value		$ 10,000		$ 10,014				$ 9,528		$ 11,457		$ 10,656		$ 12,350		$ 12,226		$ 13,008		$ 14,485		$ 15,246
C000118268
Account Value [Line Items]
Line Graph and Table Measure Name					Crawford Small Cap Dividend Fund - Class I
Accumulated Value			10,000				12,695		14,464		13,359		16,215		16,782		20,485		17,593		20,165		22,273	22,373
c000254164
Account Value [Line Items]
Line Graph and Table Measure Name					Q India Equity Fund - Class I
Accumulated Value	$ 10,000					$ 10,200
C000254165
Account Value [Line Items]
Line Graph and Table Measure Name					Q India Equity Fund - Class II
Accumulated Value	10,000					10,220
C000254163
Account Value [Line Items]
Line Graph and Table Measure Name					Q India Equity Fund - Investor Class
Accumulated Value	10,000					10,180
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,205		13,636		12,983		17,063		20,640		26,101		21,108		26,708		33,255	39,030
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,205		13,636		12,983		17,063		20,640		26,101		21,108		26,708		33,255	39,030
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,779				10,214		13,382		16,178		20,329		16,424		20,688		25,613		30,005
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,274		13,656		12,940		16,954		20,495		25,754		20,808		26,209		32,448	38,012
MSCI INDIA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI INDIA Net (USD)
Accumulated Value	10,000					10,317
MSCI INDIA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI INDIA Net (USD)
Accumulated Value	10,000					10,317
MSCI INDIA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI INDIA Net (USD)
Accumulated Value	$ 10,000					$ 10,317
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000				11,734		13,337		12,235		15,482		15,915		19,919		18,418		20,529		23,478	27,213
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000				11,734		13,337		12,235		15,482		15,915		19,919		18,418		20,529		23,478	27,213
NASDAQ US Multi-Asset Diversified Income Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					NASDAQ US Multi-Asset Diversified Income Total Return Index
Accumulated Value		$ 10,000		$ 10,156				$ 9,621		$ 11,463		$ 9,860		$ 11,524		$ 11,097		$ 12,439		$ 13,747		$ 14,370
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 12,131		$ 13,908		$ 12,376		$ 15,535		$ 18,636		$ 21,397		$ 17,024		$ 19,906		$ 22,203	$ 25,047